CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Income	¥ 338,587	¥ 296,933	¥ 322,853
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(67,762)	(110,166)	(56,684)
Impact of changes in policy liability discount rate	93,269	126,980	62,177
Net change of debt valuation adjustments	(191)	54	(337)
Net change of defined benefit pension plans	13,293	4,448	13,002
Net change of foreign currency translation adjustments	173,304	94,707	105,693
Net change of unrealized gains on derivative instruments	(5,875)	19,670	15,070
Total other comprehensive income	206,038	135,693	138,921
Comprehensive Income	544,625	432,626	461,774
Comprehensive Income (loss) Attributable to the Noncontrolling Interests	(3,035)	12,059	12,137
Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	350	(17)	0
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 547,310	¥ 420,584	¥ 449,637